UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period:  April 30, 2022

Item 1. Reports to Stockholders.

Ticker Symbols
	Investor Class	Institutional Class	IS Class

Jackson Square
Global Growth Fund	JSPVX	JSPTX	JSPUX

Jackson Square
International Growth Fund	JSSAX	JSSGX	JSSSX

Jackson Square
Large-Cap Growth Fund	JSPJX	JSPIX	DPLGX

Jackson Square
SMID-Cap Growth Fund	JSMVX	JSMTX	DCGTX

Semi-Annual Report
www.jspfunds.com	April 30, 2022

(This Page Intentionally Left Blank.)

Jackson Square Global Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2022

	1 year	3 years	5 years	Since Inception(1)
IS Class	-25.93%	4.26%	8.79%	9.49%
Institutional Class	-26.02%	4.21%	8.75%	9.45%
Investor Class	-26.21%	3.89%	8.40%	9.10%
MSCI All Country World Index(2)	-5.44%	9.41%	9.46%	10.48%

(1)
Inception date of the IS Class and Institutional Class was September 19, 2016. The Investor Class commenced operations on August 31, 2021. Performance of the Investor Class prior to inception is based on the performance of the IS Class, adjusted for the higher expenses applicable to the Investor Class.

(2)
The MSCI All Country World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed emerging markets. One cannot invest directly in an Index.

The following is expense information for the Global Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated March 1, 2022: IS Class – Gross Expenses: 1.77%, Net Expenses: 0.98%; Institutional Class – Gross Expenses: 1.87%, Net Expenses: 1.08%; Investor Class – Gross Expenses: 2.12%, Net Expenses: 1.33%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.98% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square Global Growth Fund

Country Allocation(1) (Unaudited)
As of April 30, 2022
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2022
(% of Net Assets)

Microsoft	9.8%
Mastercard – Class A	5.9%
Visa – Class A	4.5%
Edwards Lifesciences	3.9%
Aon – Class A	3.4%
New York Times – Class A	3.3%
Canadian Pacific Railway	3.2%
LVMH Moet Hennessy Louis Vuitton	3.2%
Airbus	3.0%
Lonza Group	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square International Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2022(1)

	1 year	3 years	5 years	Since Inception(2)
IS Class	-33.36%	3.29%	8.30%	8.47%
Russell 3000® Growth Index(3)	-6.83%	15.84%	16.58%	17.33%
MSCI All Country World Index – ex USA(4)	-10.31%	4.30%	4.94%	6.21%

	1 year	Since Inception(5)
Institutional Class	-33.43%	-22.94%
Investor Class	-33.55%	-23.10%
Russell 3000® Growth Index(3)	-6.83%	0.20%
MSCI All Country World Index – ex USA(4)	-10.31%	-2.33%

(1)	Prior to December 28, 2020, the Fund was named Jackson Square All-Cap Growth Fund and had different principal investment strategies.
(2)	The IS Class commenced operations on September 19, 2016.
(3)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

(4)
The MSCI All Country World Index – ex USA is a free float adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets, excluding the United States. One cannot invest directly in an Index.

(5)
The Institutional Class commenced operations on December 28, 2020 and the Investor Class commenced operations on August 31, 2021. Performance of the Investor Class prior to inception is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class.

Jackson Square International Growth Fund

The following is expense information for the International Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated March 1, 2022: IS Class – Gross Expenses: 2.13%, Net Expenses: 0.99%; Institutional Class – Gross Expenses: 2.23%, Net Expenses: 1.09%; Investor Class – Gross Expenses: 2.48%, Net Expenses: 1.34%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.99% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square International Growth Fund

Country Allocation(1) (Unaudited)
As of April 30, 2022
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2022
(% of Net Assets)

Lonza Group	5.3%
Canadian Pacific Railway	5.1%
Airbus	4.7%
DSV	4.4%
Taiwan Semiconductor Manufacturing – ADR	4.4%
LVMH Moet Hennessy Louis Vuitton	4.3%
ASML Holding	4.2%
Adyen	4.2%
Recruit Holdings	3.9%
MercadoLibre	3.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Large-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2022

	1 year	5 years	10 years	Since Inception(1)
IS Class	-24.31%	10.37%	10.73%	8.27%
Institutional Class	-24.37%	10.17%	10.57%	8.16%
Investor Class	-24.55%	9.89%	10.29%	7.87%
Russell 1000® Growth Index(2)	-5.35%	17.28%	15.56%	10.33%

(1)
The Jackson Square Large-Cap Growth Fund (the “Fund”) acquired the assets and assumed the liabilities of the Delaware U.S. Growth Fund, a series of Delaware Group Adviser Funds (the “Predecessor Fund”), effective at the close of business on April 16, 2021 (the “Reorganization”), and the Predecessor Fund is the accounting and performance history survivor of the Reorganization. The performance information shown for the Fund’s Investor Class Shares represent the performance of the Predecessor Fund’s Class A shares, performance for the Fund’s Institutional Class Shares represent the performance of the Predecessor Fund’s Institutional Class shares, and performance for the Fund’s IS Class Shares represent the performance of the Predecessor Fund’s Class R6 shares. Prior to April 16, 2021, the Adviser served as sub-adviser to the Predecessor Fund. The IS Class performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The performance shown for the Investor Class Shares has been adjusted so that it does not reflect the Predecessor Fund’s 5.75% sales charge for its Class A shares, which does not apply to Investor Class shares. Performance shown for the periods prior to the inception of the Institutional Class and IS Class is based on the performance of the Investor Class shares, adjusted for the lower expenses applicable to the Institutional and IS classes. The Investor Class commenced operations on December 3, 1993, the Institutional Class commenced operations on February 3, 1994 and the IS Class commenced operations on May 2, 2016.

(2)
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

Jackson Square Large-Cap Growth Fund

The following is expense information for the Large-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated March 1, 2022: IS Class – Gross Expenses: 0.64%; Institutional Class – Gross Expenses: 0.74%; Investor Class – Gross Expenses: 0.99%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.64% of the average daily net assets of the Fund. Prior to April 16, 2021, the Fund’s expenses were capped at 0.62% of the Fund’s average daily net assets for IS Class shares (formerly, Class R6), and 0.84% of the Fund’s average daily net assets for all other share classes. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. Expenses that were waived prior to April 16, 2021, may not be recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least April 30, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square Large-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2022
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2022
(% of Net Assets)

Microsoft	11.5%
Amazon.com	8.5%
Mastercard – Class A	7.6%
Visa – Class A	6.8%
Uber Technologies	5.0%
Edwards Lifesciences	5.0%
ServiceNow	3.8%
Waste Management	3.7%
NIKE – Class B	3.7%
Catalent	3.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square SMID-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Returns as of April 30, 2022

	1 year	5 years	10 years	Since Inception(1)
IS Class	-40.67%	8.38%	9.83%	10.00%
Institutional Class	-40.76%	8.30%	9.75%	9.90%
Investor Class	-40.90%	8.01%	9.45%	9.62%
Russell 2500® Growth Index(2)	-23.08%	10.12%	11.43%	9.49%

(1)
The IS Class commenced operations on December 1, 2003, the Institutional Class commenced operations on September 16, 2016 and the Investor Class commenced operations on September 19, 2016.  Performance of the Institutional Class and Investor Class prior to inception of each class is based on the performance of the IS Class, adjusted for the higher expenses applicable to each class’ shares.

(2)
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the SMID-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated March 1, 2022: IS Class – Gross Expenses: 0.82%; Institutional Class – Gross Expenses: 0.92%; Investor Class – Gross Expenses: 1.17%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square SMID-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2022
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2022
(% of Net Assets)

New York Times – Class A	8.2%
Grocery Outlet Holding	6.3%
Dolby Laboratories – Class A	6.2%
Wix.com	5.5%
Aspen Technology	5.3%
Westinghouse Air Brake Technologies	5.1%
Wyndham Hotels & Resorts	5.1%
Bio-Techne	5.0%
Azenta	4.3%
Elastic	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Funds

Expense Examples (Unaudited)
April 30, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 – April 30, 2022).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if transactional costs were included, your costs may have been higher.

Global Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2021)	(4/30/2022)	(11/1/2021 to 4/30/2022)
IS Class Actual(2)	$1,000.00	$ 703.50	$4.14
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.93	$4.91

Institutional Class Actual(2)	$1,000.00	$ 703.10	$4.56
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.44	$5.41

Investor Class Actual(2)	$1,000.00	$ 702.00	$5.65
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.44	$6.71

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.98%, 1.08% and 1.34% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2022 of -29.65%, -29.69% and -29.80% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2022

International Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2021)	(4/30/2022)	(11/1/2021 to 4/30/2022)
IS Class Actual(2)	$1,000.00	$ 647.80	$4.04
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

Institutional Class Actual(2)	$1,000.00	$ 647.50	$4.45
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.39	$5.46

Investor Class Actual(2)	$1,000.00	$ 646.70	$5.51
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.39	$6.76

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.99%, 1.09% and 1.35% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2022 of -35.22%, -35.25% and -35.33% for the IS Class, Institutional Class and Investor Class, respectively.

Large-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2021)	(4/30/2022)	(11/1/2021 to 4/30/2022)
IS Class Actual(2)	$1,000.00	$ 697.20	$2.61
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.72	$3.11

Institutional Class Actual(2)	$1,000.00	$ 697.10	$2.99
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.27	$3.56

Investor Class Actual(2)	$1,000.00	$ 696.30	$3.79
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.62%, 0.71% and 0.90% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2022 of -30.28%, -30.29% and -30.37% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2022

SMID-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2021)	(4/30/2022)	(11/1/2021 to 4/30/2022)
IS Class Actual(2)	$1,000.00	$ 597.40	$3.25
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.73	$4.11

Institutional Class Actual(2)	$1,000.00	$ 596.80	$3.60
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.28	$4.56

Investor Class Actual(2)	$1,000.00	$ 596.20	$4.59
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.04	$5.81

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.82%, 0.91% and 1.16% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2022 of -40.26%, -40.32% and -40.38% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited)
April 30, 2022

Description	Shares	Value
COMMON STOCKS – 96.6%

Brazil – 4.7%
Afya – Class A*	8,315	$125,640
Arco Platform – Class A*	6,322	125,682
MercadoLibre*	283	275,537
		526,859
Canada – 3.2%
Canadian Pacific Railway	4,921	360,315

Denmark – 4.2%
DSV (a)	1,791	293,637
Vestas Wind Systems (a)	7,257	185,061
		478,698
France – 8.8%
Airbus (a)	3,066	335,642
LVMH Moet Hennessy Louis Vuitton (a)	550	355,925
Safran (a)	2,748	295,132
		986,699
Israel – 1.3%
Wix.com*	1,914	144,430

Japan – 4.4%
MonotaRO (a)	14,507	249,202
Recruit Holdings (a)	6,799	246,679
		495,881
Netherlands – 7.7%
Adyen* (a)	157	263,336
ASML Holding (a)	570	323,498
Universal Music Group (a)	12,396	287,667
		874,501
Singapore – 0.7%
Sea*	894	73,987

Switzerland – 2.9%
Lonza Group (a)	561	330,785

Taiwan – 2.5%
Taiwan Semiconductor Manufacturing – ADR	2,996	278,418

United Kingdom – 2.3%
Experian (a)	7,653	264,291

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2022

Description	Shares	Value
COMMON STOCKS – 96.6% (Continued)

United States – 53.9%
Align Technology*	533	$154,522
Aon – Class A	1,325	381,587
Catalent*	2,824	255,742
Datadog – Class A*	2,522	304,607
DexCom*	689	281,512
Edwards Lifesciences*	4,194	443,641
Mastercard – Class A	1,828	664,259
Match Group*	2,432	192,493
Microsoft	3,963	1,099,812
New York Times – Class A	9,661	370,210
S&P Global	869	327,178
ServiceNow*	663	316,980
Snowflake – Class A*	1,080	185,155
Uber Technologies*	8,546	269,028
Veeva Systems – Class A*	1,733	315,319
Visa – Class A	2,387	508,741
		6,070,786
TOTAL COMMON STOCKS
(Cost $9,322,551)		10,885,650

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2022

Description	Shares	Value
SHORT-TERM INVESTMENT – 3.7%

Money Market Deposit Account – 3.7%
U.S. Bank N.A., 0.05% (b)
Total Money Market Deposit Account	413,433	$413,433
TOTAL SHORT-TERM INVESTMENT
(Cost $413,433)		413,433
Total Investments – 100.3%
(Cost $9,735,984)		11,299,083
Other Assets and Liabilities, Net – (0.3)%		(33,000)
Total Net Assets – 100.0%		$11,266,083

*	Non-income producing security.
ADR – American Depositary Receipt
(a)	Level 2 Security.
(b)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

At April 30, 2022, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Information Technology#	36.3%
Industrials	22.2%
Health Care	15.8%
Communication Services	8.2%
Consumer Discretionary	7.8%
Financials	6.3%
Short-Term Investment	3.7%
Other Assets and Liabilities, Net	(0.3)%
Total	100.0%

#	As of April 30, 2022, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to Financial Statements.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square International Growth Fund

Schedule of Investments (Unaudited)
April 30, 2022

Description	Shares	Value
COMMON STOCKS – 98.7%

Australia – 3.2%
Atlassian*	979	$220,109

Brazil – 5.8%
Arco Platform – Class A*	6,987	138,902
MercadoLibre*	272	264,827
		403,729
Canada – 6.5%
Canadian Pacific Railway	4,824	353,213
Shopify*	238	101,583
		454,796
China – 2.0%
JD.com*	2,329	143,606

Denmark – 7.5%
DSV (a)	1,858	304,622
Vestas Wind Systems (a)	8,593	219,130
		523,752
France – 17.9%
Airbus (a)	2,987	326,993
L’Oreal (a)	699	254,304
LVMH Moet Hennessy Louis Vuitton (a)	462	298,977
Safran (a)	2,134	229,189
Sartorius Stedim Biotech (a)	414	135,473
		1,244,936
Germany – 2.5%
Puma (a)	2,332	171,586

Israel – 1.4%
Wix.com*	1,281	96,664

Italy – 3.5%
Stevanato Group*	15,041	240,656

Japan – 6.9%
MonotaRO (a)	12,174	209,126
Recruit Holdings (a)	7,484	271,532
		480,658

See Notes to the Financial Statements

Jackson Square International Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2022

Description	Shares	Value
COMMON STOCKS – 98.7% (Continued)

Netherlands – 11.4%
Adyen* (a)	173	$290,172
ASML Holding (a)	521	295,688
Universal Music Group (a)	9,171	212,827
		798,687
Singapore – 1.2%
Sea*	995	82,346

Switzerland – 5.3%
Lonza Group (a)	622	366,752

Taiwan – 4.3%
Taiwan Semiconductor Manufacturing – ADR	3,263	303,231

United Kingdom – 7.1%
Experian (a)	5,380	185,795
Farfetch – Class A*	7,228	80,954
Intertek Group (a)	3,631	226,266
		493,015
United States – 12.2%
Aon – Class A	877	252,567
EPAM Systems*	759	201,127
Lululemon Athletica*	635	225,190
ResMed	848	169,575
		848,459
TOTAL COMMON STOCKS
(Cost $8,668,769)		6,872,982

See Notes to the Financial Statements

Jackson Square International Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2022

Description	Shares	Value
SHORT-TERM INVESTMENT – 1.7%

Money Market Deposit Account – 1.7%
U.S. Bank N.A., 0.05% (b)
Total Money Market Deposit Account	119,248	$119,248
TOTAL SHORT-TERM INVESTMENT
(Cost $119,248)		119,248
Total Investments – 100.4%
(Cost $8,788,017)		6,992,230
Other Assets and Liabilities, Net – (0.4)%		(30,254)
Total Net Assets – 100.0%		$6,961,976

*	Non-income producing security.
ADR – American Depositary Receipt
(a)	Level 2 Security.
(b)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

At April 30, 2022, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Industrials#	33.4%
Information Technology	21.7%
Consumer Discretionary	19.0%
Health Care	13.1%
Communication Services	4.2%
Consumer Staples	3.7%
Financials	3.6%
Short-Term Investment	1.7%
Other Assets and Liabilities, Net	(0.4)%
Total	100.0%

#	As of April 30, 2022, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to Financial Statements.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2022

Description	Shares	Value
COMMON STOCKS – 97.5%

Communication Services – 6.1%
Charter Communications – Class A*	35,888	$15,377,649
Match Group*	144,386	11,428,152
		26,805,801
Consumer Discretionary – 14.3%
Airbnb – Class A*	59,767	9,156,902
Amazon.com*	14,895	37,023,459
NIKE – Class B	129,913	16,200,151
		62,380,512
Financials – 2.3%
KKR & Co. – Class A	198,850	10,135,384

Health Care – 18.4%
10X Genomics*	126,704	6,051,383
Align Technology*	30,236	8,765,719
Catalent*	176,577	15,990,813
Edwards Lifesciences*	204,627	21,645,444
Intuitive Surgical*	53,853	12,887,023
Veeva Systems – Class A*	80,374	14,624,049
		79,964,431
Industrials – 12.3%
Canadian Pacific Railway	210,844	15,437,998
Uber Technologies*	692,484	21,799,396
Waste Management	98,906	16,264,103
		53,501,497
Information Technology – 44.1%#
Adobe*	20,121	7,966,910
Coupa Software*	95,445	8,236,903
Datadog – Class A*	102,671	12,400,603
Gitlab*	133,903	6,417,971
Mastercard – Class A	90,799	32,994,541
Microsoft	180,975	50,224,182
NVIDIA	50,595	9,383,855
ServiceNow*	34,702	16,591,026
Snowflake – Class A*	56,963	9,765,737
Twilio – Class A*	76,978	8,607,680
Visa – Class A	138,237	29,462,452
		192,051,860
TOTAL COMMON STOCKS
(Cost $464,329,535)		424,839,485

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2022

Description	Shares	Value
SHORT-TERM INVESTMENT – 2.8%

Money Market Deposit Account – 2.8%
U.S. Bank N.A., 0.05% (a)
Total Money Market Deposit Account	12,132,036	$12,132,036
TOTAL SHORT-TERM INVESTMENT
(Cost $12,132,036)		12,132,036
Total Investments – 100.3%
(Cost $476,461,571)		436,971,521
Other Assets and Liabilities, Net – (0.3)%		(1,262,843)
Total Net Assets – 100.0%		$435,708,678

*	Non-income producing security.
#	As of April 30, 2022, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to Financials Statements.
(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2022

Description	Shares	Value
COMMON STOCKS – 98.8%

Communication Services – 15.3%
Liberty Broadband – Class C*	265,852	$29,727,571
New York Times – Class A	2,546,388	97,577,588
Vimeo*	2,486,565	25,338,097
Warner Music Group Corp.	986,047	29,354,619
		181,997,875
Consumer Discretionary – 10.4%
Allbirds*	945,693	4,804,121
Farfetch – Class A*	1,978,856	22,163,187
Papa John’s International	210,606	19,175,676
Peloton Interactive*	1,015,936	17,839,836
Wyndham Hotels & Resorts	687,212	60,447,168
		124,429,988
Consumer Staples – 6.3%
Grocery Outlet Holding*	2,222,202	74,821,541

Financials – 5.9%
LendingClub*	2,412,022	36,783,335
MarketAxess Holdings	127,978	33,736,281
		70,519,616
Health Care – 17.6%
ABIOMED*	129,577	37,134,177
Bio-Techne	156,586	59,454,138
Charles River Laboratories International*	53,053	12,812,830
Pacific Biosciences of California*	6,165,817	39,091,280
Tandem Diabetes Care*	421,509	40,667,188
Twist Bioscience*	703,135	20,278,414
		209,438,027
Industrials – 15.0%
Graco	651,013	40,375,826
Lyft – Class A*	1,042,611	33,989,119
Upwork*	2,036,039	42,695,738
Westinghouse Air Brake Technologies	678,246	60,981,098
		178,041,781

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2022

Description	Shares	Value
COMMON STOCKS – 98.8% (Continued)

Information Technology – 28.3%#
Aspen Technology*	395,280	$62,667,691
Azenta	689,848	51,711,006
Coupa Software*	421,732	36,395,472
Dolby Laboratories – Class A	952,468	73,787,696
Elastic*	603,952	45,984,905
Wix.com*	875,384	66,056,477
		336,603,247
TOTAL COMMON STOCKS
(Cost $1,553,926,697)		1,175,852,075

SHORT-TERM INVESTMENT – 0.6%

Money Market Deposit Account – 0.6%
U.S. Bank N.A., 0.05% (a)
Total Money Market Deposit Account	7,643,373	7,643,373
TOTAL SHORT-TERM INVESTMENT
(Cost $7,643,373)		7,643,373
Total Investments – 99.4%
(Cost $1,561,570,070)		1,183,495,448
Other Assets and Liabilities, Net – 0.6%		7,260,496
Total Net Assets – 100.0%		$1,190,755,944

*	Non-income producing security.
#	As of April 30, 2022, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to Financials Statements.
(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited)
April 30, 2022

	Global	International	Large-Cap	SMID-Cap
	Growth Fund	Growth Fund	Growth Fund	Growth Fund
ASSETS
Investment securities:
At cost	$9,735,984	$8,788,017	$476,461,571	$1,561,570,070
At value	$11,299,083	$6,992,230	$436,971,521	$1,183,495,448
Dividends & interest receivable	3,896	3,013	443,269	441,442
Receivable from investment adviser	6,145	9,149	—
Receivable from investment securities sold	—	—	—	19,270,086
Receivable for capital shares sold	—	—	113,005	1,656,269
Prepaid expenses	17,320	17,406	61,455	51,403
Total Assets	11,326,444	7,021,798	437,589,250	1,204,914,648
LIABILITIES
Payable for capital shares redeemed	—	—	605,458	2,101,250
Payable for investment securities purchased	—	—	—	10,629,252
Payable to investment adviser	—	—	483,272	810,402
Payable for fund administration & accounting fees	18,759	18,412	231,835	248,044
Payable for compliance fees	100	4	11,002	11,936
Payable for transfer agent fees & expenses	24,762	23,323	103,587	88,986
Payable for custody fees	3,202	4,612	50,439	35,530
Payable for trustee fees	3,738	3,737	3,566	3,658
Payable for audit fees	7,619	7,531	5,125	9,232
Accrued distribution and/or shareholder service fees	75	65	234,442	171,203
Accrued expenses	2,106	2,138	151,846	49,211
Total Liabilities	60,361	59,822	1,880,572	14,158,704
NET ASSETS	$11,266,083	$6,961,976	$435,708,678	$1,190,755,944
NET ASSETS CONSIST OF:
Paid-in capital	9,729,633	9,867,079	(15,766,280)	1,575,939,813
Total distributable earnings (accumulated loss)	1,536,450	(2,905,103)	451,474,958	(385,183,869)
Total net assets	$11,266,083	$6,961,976	$435,708,678	$1,190,755,944
IS Class Shares:
Net Assets	$10,952,514	$6,884,919	$56,900,696	$644,560,614
Shares issued and outstanding(1)	492,034	432,155	3,498,584	34,706,198
Net asset value, offering price, and redemption price per share	$22.26	$15.93	$16.26	$18.57
Institutional Class Shares:
Net Assets	$312,871	$76,445	$284,373,243	$495,856,087
Shares issued and outstanding(1)	14,091	4,805	17,771,083	26,772,363
Net asset value, offering price, and redemption price per share	$22.20	$15.91	$16.00	$18.52
Investor Class Shares:
Net Assets	$698	$612	$94,434,739	$50,339,243
Shares issued and outstanding(1)	32	39	7,393,167	2,770,224
Net asset value, offering price, and redemption price per share	$22.20	$15.90	$12.77	$18.17

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2022

	Global	International	Large-Cap	SMID-Cap
	Growth Fund	Growth Fund	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$34,015	$25,989	$2,086,648	$2,150,583
Less: Foreign taxes withheld	(3,783)	(4,580)	(23,471)	—
Interest income	7	5	500	650
Total investment income	30,239	21,414	2,063,677	2,151,233

EXPENSES:
Investment advisory fees (See Note 4)	51,871	36,568	3,898,046	5,781,613
Transfer agent fees & expenses (See Note 4)	26,716	25,254	118,207	93,450
Fund administration & accounting fees (See Note 4)	19,155	19,160	173,674	259,647
Federal & state registration fees	13,684	13,779	52,275	34,913
Trustee fees	9,204	9,204	9,290	9,204
Audit fees	9,118	9,032	11,123	9,231
Custody fees (See Note 4)	7,154	7,525	65,447	57,227
Other expenses	4,801	4,802	4,113	6,090
Legal fees	3,267	3,267	2,751	3,466
Insurance fees	905	905	1,249	5,430
Postage & printing fees	285	380	86,613	9,533
Compliance fees (See Note 4)	95	—	11,461	11,276
Distribution and/or shareholder service fees (See Note 5)	0	0	0	0
Institutional Class	214	68	209,429	344,375
Investor Class	2	1	180,142	124,098
Total expenses before reimbursement/waiver/recoupment	146,471	129,945	4,823,820	6,749,553
Plus: Adviser recoupment (See Note 4)	—	—	139	—
Less: reimbursement/waiver from adviser (See Note 4)	(78,475)	(84,621)	(17,142)	—
Total net expenses	67,996	45,324	4,806,817	6,749,553
NET INVESTMENT LOSS	(37,757)	(23,910)	(2,743,140)	(4,598,320)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND TRANSLATIONS
OF FOREIGN CURRENCY
Net realized gain (loss) on investments,
including foreign currency gain/loss	41,905	(1,085,214)	502,948,927 (1)	3,676,011
Net change in unrealized appreciation/depreciation
of investments and translations of foreign currency	(4,869,389)	(2,848,927)	(933,671,245)	(826,220,130)
Net realized and unrealized loss on investments	(4,827,484)	(3,934,141)	(430,722,318)	(822,544,119)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,865,241)	$(3,958,051)	$(433,465,458)	$(827,142,439)

(1)	Includes $107,978,005 net realized gain from an in-kind transaction. In-kind realized gains generally do not need to be distributed as capital gain distributions.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
OPERATIONS:
Net investment loss	$(37,757)	$(96,623)
Net realized gain on investments, including foreign currency gain/loss	41,905	2,443,856
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	(4,869,389)	2,169,493
Net increase (decrease) in net assets resulting from operations	(4,865,241)	4,516,726

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	403,818	388,481
Proceeds from reinvestment of distributions	1,757,383	346,744
Payments for shares redeemed	(428,315)	(1,624,383)
Increase (decrease) in net assets resulting from IS Class transactions	1,732,886	(889,158)
Institutional Class:
Proceeds from shares sold	—	228,000
Proceeds from reinvestment of distributions	48,957	3,040
Payments for shares redeemed	(88,870)	(5,694)
Increase (decrease) in net assets resulting from Institutional Class transactions	(39,913)	225,346
Investor Class(1):
Proceeds from shares sold	—	1,000
Proceeds from reinvestment of distributions	134	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	134	1,000
Net increase (decrease) in net assets resulting from capital share transactions	1,693,107	(662,812)

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(2,188,603)	(398,874)
Institutional Class	(79,778)	(8,551)
Investor Class(1)	(135)	—
Total distributions to shareholders	(2,268,516)	(407,425)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,440,650)	3,446,489

NET ASSETS:
Beginning of period	16,706,733	13,260,244
End of period	$11,266,083	$16,706,733

(1)	Inception date of the Investor Class was August 31, 2021.

See Notes to the Financial Statements

Jackson Square International Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
OPERATIONS:
Net investment loss	$(23,910)	$(76,406)
Net realized gain (loss) on investments, including foreign currency gain/loss	(1,085,214)	3,779,991
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	(2,848,927)	(1,062,667)
Net increase (decrease) in net assets resulting from operations	(3,958,051)	2,640,918

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	329,813	3,766,317
Proceeds from reinvestment of distributions	2,509,713	293,963
Payments for shares redeemed	(464,443)	(1,808,533)
Increase in net assets resulting from IS Class transactions	2,375,083	2,251,747
Institutional Class:
Proceeds from shares sold	91,500	235,000
Proceeds from reinvestment of distributions	42,122	—
Payments for shares redeemed	(89,430)	(98,107)
Increase in net assets resulting from Institutional Class transactions	44,192	136,893
Investor Class:
Proceeds from shares sold	—	1,000
Proceeds from reinvestment of distributions	262	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	262	1,000
Net increase in net assets resulting from capital share transactions	2,419,537	2,389,640

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(3,187,319)	(381,666)
Institutional Class(1)	(42,122)	—
Investor Class(2)	(262)	—
Total distributions to shareholders	(3,229,703)	(381,666)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,768,217)	4,648,892

NET ASSETS:
Beginning of period	11,730,193	7,081,301
End of period	$6,961,976	$11,730,193

(1)	Inception date of the Institutional Class was December 28, 2020.
(2)	Inception date of the Investor Class was August 31, 2021.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
OPERATIONS:
Net investment loss	$(2,743,140)	$(13,306,041)
Net realized gain on investments, including foreign currency gain/loss	502,948,927	734,556,392
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	(933,671,245)	78,212,691
Net increase (decrease) in net assets resulting from operations	(433,465,458)	799,463,042

CAPITAL SHARE TRANSACTIONS:
IS Class(1):
Proceeds from shares sold	96,109,093	1,402,857,692
Proceeds from acquisition (See Note 1)	—	79,071,717
Proceeds from reinvestment of distributions	226,234,968	1,028,826
Payments for shares redeemed	(71,657,275)	(680,330,396)
Payment for redemption in-kind(5)	(650,546,364)	—
Increase (Decrease) in net assets resulting from IS Class transactions	(399,859,578)	802,627,839
Institutional Class:
Proceeds from shares sold	28,635,895	408,684,263
Proceeds from acquisition (See Note 1)	—	1,272,275
Proceeds from reinvestment of distributions	121,353,186	488,179,321
Payments for shares redeemed	(910,133,494)	(1,992,166,054)
Decrease in net assets resulting from Institutional Class transactions	(760,144,413)	(1,094,030,195)
Investor Class(2):
Proceeds from shares sold	1,183,248	21,085,616
Proceeds from acquisition (See Note 1)	—	70,894
Proceeds from reinvestment of distributions	43,714,846	34,187,695
Proceeds from exchange of Class C Shares	—	26,301,193
Proceeds from exchange of Class R Shares	—	5,427,349
Payments for shares redeemed	(26,614,335)	(64,491,702)
Increase in net assets resulting from Investor Class transactions	18,283,759	22,581,045
Class C(3):
Proceeds from shares sold	—	806,788
Proceeds from reinvestment of distributions	—	8,161,979
Payment for shares issued in exchange for Investor Shares	—	(26,301,193)
Payments for shares redeemed	—	(9,190,637)
Decrease in net assets resulting from Class C transactions	—	(26,523,063)
Class R(4):
Proceeds from shares sold	—	213,698
Proceeds from reinvestment of distributions	—	1,331,846
Payment for shares issued in exchange for Investor Shares	—	(5,427,349)
Payments for shares redeemed	—	(1,666,003)
Decrease in net assets resulting from Class R transactions	—	(5,547,808)
Net decrease in net assets resulting from capital share transactions	(1,141,720,232)	(300,892,182)

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets – Continued

	For the Six Months	For the
	Ended April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
DISTRIBUTIONS TO SHAREHOLDERS:
IS Class(1)	$(226,388,707)	$(1,054,886)
Institutional Class	(122,858,298)	(489,231,243)
Investor Class(2)	(47,708,539)	(34,713,436)
Class C(3)	—	(8,184,157)
Class R(4)	—	(1,331,852)
Total distributions to shareholders	(396,955,544)	(534,515,574)
TOTAL DECREASE IN NET ASSETS	(1,972,141,234)	(35,944,714)

NET ASSETS:
Beginning of period	2,407,849,912	2,443,794,626
End of period	$435,708,678	$2,407,849,912

(1)	The IS Class was previously known as Class R6 prior to April 16, 2021. See Note 1 in Notes to the Financial Statements.
(2)	The Investor Class was previously known as Class A prior to April 16, 2021. See Note 1 in Notes to the Financial Statements.
(3)	Class C shares converted to Investor Class shares on April 16, 2021. See Note 1 in Notes to the Financial Statements.
(4)	Class R shares converted to Investor Class shares on April 16, 2021. See Note 1 in Notes to the Financial Statements.
(5)	A redemption in-kind occurred on April 25, 2022 for the IS Class.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
OPERATIONS:
Net investment loss	$(4,598,320)	$(14,939,615)
Net realized gain on investments, including foreign currency gain/loss	3,676,011	363,025,635
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	(826,220,130)	120,093,193
Net increase (decrease) in net assets resulting from operations	(827,142,439)	468,179,213

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	119,840,338	300,146,563
Proceeds from reinvestment of distributions	147,698,829	39,392,094
Payments for shares redeemed	(77,397,931)	(145,332,569)
Increase in net assets resulting from IS Class transactions	190,141,236	194,206,088
Institutional Class:
Proceeds from shares sold	173,353,194	304,524,541
Proceeds from reinvestment of distributions	139,315,673	45,355,964
Payments for shares redeemed	(329,545,516)	(220,162,155)
Increase (decrease) in net assets resulting from Institutional Class transactions	(16,876,649)	129,718,350
Investor Class:
Proceeds from shares sold	5,790,253	43,689,033
Proceeds from reinvestment of distributions	16,161,227	5,187,925
Payments for shares redeemed	(24,298,335)	(38,430,286)
Increase (decrease) in net assets resulting from Investor Class transactions	(2,346,855)	10,446,672
Net increase in net assets resulting from capital share transactions	170,917,732	334,371,110

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(154,578,238)	(41,465,958)
Institutional Class	(145,233,908)	(47,286,027)
Investor Class	(16,179,691)	(5,199,692)
Total distributions to shareholders	(315,991,837)	(93,951,677)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(972,216,544)	708,598,646

NET ASSETS:
Beginning of period	2,162,972,488	1,454,373,842
End of period	$1,190,755,944	$2,162,972,488

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022	October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$37.23	$28.12		$24.70	$23.28	$22.73	$17.66

Investment operations:
Net investment loss(1)	(0.07)	(0.21)		(0.12)	(0.04)	(0.07)	(0.02)
Net realized and unrealized
gain (loss) on investments	(9.87)	10.22		4.07	2.87	1.08	5.09
Total from investment operations	(9.94)	10.01		3.95	2.83	1.01	5.07

Less distributions from:
Net investment income	—	—		—	—	(0.01)	—
Net realized gains	(5.03)	(0.90)		(0.53)	(1.41)	(0.45)	—
Total distributions	(5.03)	(0.90)		(0.53)	(1.41)	(0.46)	—
Net asset value, end of period	$22.26	$37.23		$28.12	$24.70	$23.28	$22.73

Total Return(2)	-29.65%	35.90%		16.20%	13.47%	4.49%	28.71%

Supplement Data and Ratios
Net assets, end of period (in 000’s)	$10,952	$16,116		$12,993	$11,599	$10,074	$9,121

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(3)	2.12%	1.77%		1.92%	2.01%	2.00%	2.39%
After expense
reimbursement/waiver(3)	0.98%	0.99	%(4)	1.05%	1.05%	1.05%	1.05%

Ratio of net investment loss
to average net assets:
After expense
reimbursement/waiver(3)	(0.54)%	(0.61)%		(0.46)%	(0.17)%	(0.31)%	(0.12)%

Portfolio Turnover(2)(5)	14%	31%		41%	28%	41%	37%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Prior to December 28, 2020, the annual expense limitation was 1.05% of the average daily net assets of the Fund. Thereafter, it was 0.98%.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022	October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$37.16	$28.09		$24.68	$23.25	$22.71	$17.66

Investment operations:
Net investment loss(1)	(0.09)	(0.24)		(0.12)	(0.04)	(0.07)	(0.04)
Net realized and unrealized
gain (loss) on investments	(9.84)	10.21		4.06	2.88	1.07	5.09
Total from investment operations	(9.93)	9.97		3.94	2.84	1.00	5.05

Less distributions from:
Net investment income	—	—		—	—	(0.01)	—
Net realized gains	(5.03)	(0.90)		(0.53)	(1.41)	(0.45)	—
Total distributions	(5.03)	(0.90)		(0.53)	(1.41)	(0.46)	—
Net asset value, end of period	$22.20	$37.16		$28.09	$24.68	$23.25	$22.71

Total Return(2)	-29.69%	35.79%		16.17%	13.53%	4.45%	28.60%

Supplement Data and Ratios
Net assets, end of period (in 000’s)	$313	$590		$267	$70	$66	$64

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(3)	2.19%	1.85%		1.92%	2.01%	2.01%	2.59%
After expense
reimbursement/waiver(3)	1.08%	1.06	%(4)	1.05%	1.05%	1.05%	1.12%

Ratio of net investment loss
to average net assets:
After expense
reimbursement/waiver(3)	(0.64)%	(0.68)%		(0.46)%	(0.18)%	(0.31)%	(0.19)%

Portfolio Turnover(2)(5)	14%	31%		41%	28%	41%	37%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Prior to December 28, 2020, the annual expense limitation was 1.05% of the average daily net assets of the Fund. Thereafter, it was 0.98%, excluding servicing fees.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months Ended	For the Period
	April 30, 2022	Inception(1) through
	(Unaudited)	October 31, 2021
Per Share Data

Net asset value, beginning of period	$37.21	$36.86

Investment operations:
Net investment loss(2)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(9.86)	0.42 (3)
Total from investment operations	(9.98)	0.35

Less distributions from:
Net investment income	—	—
Net realized gains	(5.03)	—
Total distributions	(5.03)	—
Net asset value, end of period	$22.20	$37.21

Total Return(4)	-29.80%	0.95%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1	$1

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(5)	2.12%	1.81%
After expense reimbursement/waiver(5)	1.34%	1.33%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(5)	(0.90)%	(1.09)%

Portfolio Turnover(4)(6)	14%	31%

(1)	Inception date of the Investor Class was August 31, 2021.
(2)	Per share amounts calculated using the average shares method.
(3)
Net realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square International Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022	October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$35.85	$27.77		$22.60	$22.68	$21.21	$17.55

Investment operations:
Net investment loss(1)	(0.06)	(0.23)		(0.09)	(0.04)	(0.03)	(0.02)
Net realized and unrealized
gain (loss) on investments	(9.95)	9.80		6.18	2.24	1.53	3.69
Total from investment operations	(10.01)	9.57		6.09	2.20	1.50	3.67

Less distributions from:
Net investment income	—	—		—	— (2)	—	(0.01)
Net realized gains	(9.91)	(1.49)		(0.92)	(2.28)	(0.03)	—
Total distributions	(9.91)	(1.49)		(0.92)	(2.28)	(0.03)	(0.01)
Net asset value, end of period	$15.93	$35.85		$27.77	$22.60	$22.68	$21.21

Total Return(3)	-35.22%	34.97%		27.81%	11.85%	7.10%	20.90%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$6,885	$11,597		$7,081	$5,990	$5,470	$5,070

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(4)	2.84%	2.13%		2.42%	2.47%	2.45%	2.93%
After expense
reimbursement/waiver(4)	0.99%	0.98	%(5)	0.90%	0.90%	0.90%	0.90%

Ratio of net investment loss
to average net assets:
After expense
reimbursement/waiver(4)	(0.52)%	(0.66)%		(0.38)%	(0.17)%	(0.12)%	(0.10)%

Portfolio Turnover(3)(6)	19%	80%		59%	49%	61%	60%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Effective December 28, 2020, the Jackson Square All-Cap Growth Fund changed its name to the Jackson Square International Growth Fund (See Note 1 in Notes to the Financial Statements). Prior to December 28, 2020, the annual expense limitation was 0.90% of the average daily net assets of the Fund. Thereafter, it was 0.99%.

(6)	Portfolio turnover disclosed is for the fund as a whole.

See Notes to the Financial Statements

Jackson Square International Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended	For the Period
	April 30, 2022	Inception(1) through
	(Unaudited)	October 31, 2021
Per Share Data

Net asset value, beginning of period	$35.83	$32.87

Investment operations:
Net investment loss(2)	(0.07)	(0.24)
Net realized and unrealized gain (loss) on investments	(9.94)	3.20
Total from investment operations	(10.01)	2.96

Less distributions from:
Net investment income	—	—
Net realized gains	(9.91)	—
Total distributions	(9.91)	—
Net asset value, end of period	$15.91	$35.83

Total Return(3)	-35.25%	9.01%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$76	$132

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	2.97%	2.27%
After expense reimbursement/waiver(4)	1.09%	1.09%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.62)%	(0.80)%

Portfolio Turnover(3)(5)	19%	80%

(1)	Inception date of the Institutional Class was December 28, 2020.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square International Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months Ended	For the Period
	April 30, 2022	Inception(1) through
	(Unaudited)	October 31, 2021
Per Share Data

Net asset value, beginning of period	$35.85	$37.12

Investment operations:
Net investment loss(2)	(0.10)	(0.07	)(3)
Net realized and unrealized loss on investments	(9.94)	(1.20)
Total from investment operations	(10.04)	(1.27)

Less distributions from:
Net investment income	—	—
Net realized gains	(9.91)	—
Total distributions	(9.91)	—
Net asset value, end of period	$15.90	$35.85

Total Return(4)	-35.33%	-3.42%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1	$1

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(5)	2.88%	2.59%
After expense reimbursement/waiver(5)	1.35%	1.34%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(5)	(0.88)%	(1.14)%

Portfolio Turnover(4)(6)	19%	80%

(1)	Inception date of the Investor Class was August 31, 2021.
(2)	Per share amounts calculated using the average shares method.
(3)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class(1)
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2022	October 31,		October 31,		October 31,		October 31,	October 31,
	(Unaudited)	2021		2020		2019		2018	2017
Per Share Data

Net asset value, beginning of period	$31.69	$28.72		$24.91		$26.72		$28.50	$24.68

Investment operations:
Net investment income (loss)(2)	(0.04)	(0.10)		0.01		0.05		0.05	0.02
Net realized and unrealized
gain (loss) on investments	(7.70)	9.16		6.25		2.59		1.38	5.52
Total from investment operations	(7.74)	9.06		6.26		2.64		1.43	5.54

Less distributions from:
Net investment income	—	—		—		—		(0.04)	(0.07)
Net realized gains	(7.69)	(6.09)		(2.45)		(4.45)		(3.17)	(1.65)
Total distributions	(7.69)	(6.09)		(2.45)		(4.45)		(3.21)	(1.72)
Net asset value, end of period	$16.26	$31.69		$28.72		$24.91		$26.72	$28.50

Total Return(3)	-30.28%	33.81	%(4)	27.39	%(4)	14.60	%(4)	5.36%	24.19%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$56,901	$945,973		$4,539		$3,408		$2,376	$2,053

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(5)	0.63%	0.61%		0.65%		0.67%		0.65%	0.67%
After expense reimbursement/
waiver/recoupment(5)	0.62%	0.61	%(6)	0.62%		0.63%		0.65%	0.67%

Ratio of net investment income (loss)
to average net assets:
After expense reimbursement/
waiver/recoupment(5)	(0.33)%	(0.17)%		0.02%		0.16%		0.16%	0.08%

Portfolio Turnover(3)(7)(8)	20%	28%		54%		35%		39%	43%

(1)	Prior to April 16, 2021, the IS Class was known as Class R6. See Note 1 in Notes to the Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(5)	Annualized for periods less than one year.
(6)	Prior to April 16, 2021, the annual expense limitation was 0.62% of the average daily net assets of the Fund. Thereafter, it was 0.64%.
(7)	Portfolio turnover disclosed is for the Fund as a whole.
(8)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2022	October 31,		October 31,		October 31,		October 31,	October 31,
	(Unaudited)	2021		2020		2019		2018	2017
Per Share Data

Net asset value, beginning of period	$31.32	$28.49		$24.78		$26.66		$28.46	$24.66

Investment operations:
Net investment loss(1)	(0.05)	(0.16)		(0.04)		(0.01)		(0.01)	(0.02)
Net realized and unrealized
gain (loss) on investments	(7.58)	9.08		6.20		2.58		1.39	5.51
Total from investment operations	(7.63)	8.92		6.16		2.57		1.38	5.49

Less distributions from:
Net investment income	—	—		—		—		(0.01)	(0.04)
Net realized gains	(7.69)	(6.09)		(2.45)		(4.45)		(3.17)	(1.65)
Total distributions	(7.69)	(6.09)		(2.45)		(4.45)		(3.18)	(1.69)
Net asset value, end of period	$16.00	$31.32		$28.49		$24.78		$26.66	$28.46

Total Return(2)	-30.29%	33.56	%(3)	27.10	%(3)	14.33	%(3)	5.15%	24.00%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$284,373	$1,292,470		$2,268,085		$2,231,134		$2,502,062	$2,780,191

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(4)	0.71%	0.81%		0.89%		0.90%		0.87%	0.81%
After expense reimbursement/
waiver/recoupment(4)	0.71%	0.79	%(5)	0.84%		0.86%		0.87%	0.81%

Ratio of net investment loss
to average net assets:
After expense reimbursement/
waiver/recoupment(4)	(0.42)%	(0.52)%		(0.17)%		(0.07)%		(0.06)%	(0.06)%

Portfolio Turnover(2)(6)(7)	20%	28%		54%		35%		39%	43%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(4)	Annualized for periods less than one year.
(5)
Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding Shareholder Servicing Plan fees. See Note 1 in Notes to the Financial Statements.

(6)	Portfolio turnover disclosed is for the Fund as a whole.
(7)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class(1)
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2022	October 31,		October 31,		October 31,		October 31,	October 31,
	(Unaudited)	2021		2020		2019		2018	2017
Per Share Data

Net asset value, beginning of period	$26.71	$25.09		$22.15		$24.41		$26.37	$22.99

Investment operations:
Net investment loss(2)	(0.05)	(0.19)		(0.10)		(0.06)		(0.08)	(0.07)
Net realized and unrealized
gain (loss) on investments	(6.20)	7.90		5.49		2.25		1.29	5.10
Total from investment operations	(6.25)	7.71		5.39		2.19		1.21	5.03

Less distributions from:
Net investment income	—	—		—		—		—	—
Net realized gains	(7.69)	(6.09)		(2.45)		(4.45)		(3.17)	(1.65)
Total distributions	(7.69)	(6.09)		(2.45)		(4.45)		(3.17)	(1.65)
Net asset value, end of period	$12.77	$26.71		$25.09		$22.15		$24.41	$26.37

Total Return(3)	-30.37%	33.25	%(4)	26.82	%(4)	14.04	%(4)	4.89%	23.66%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$94,435	$169,407		$137,135		$116,986		$122,621	$148,867

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(5)	0.91%	1.04%		1.14%		1.15%		1.12%	1.06%
After expense reimbursement/
waiver/recoupment(5)	0.90%	1.03	%(6)	1.09%		1.11%		1.12%	1.06%

Ratio of net investment loss
to average net assets:
After expense reimbursement/
waiver/recoupment(5)	(0.61)%	(0.75)%		(0.42)%		(0.32)%		(0.31)%	(0.31)%

Portfolio Turnover(3)(7)(8)	20%	28%		54%		35%		39%	43%

(1)	Prior to April 16, 2021, the Investor Class was known as Class A. See Note 1 in Notes to the Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(5)	Annualized for periods less than one year.
(6)	Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding 12b-1 fees and Shareholder Servicing Plan fees.
(7)	Portfolio turnover disclosed is for the Fund as a whole.
(8)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$38.53	$30.75	$23.88	$23.83	$21.37	$17.24

Investment operations:
Net investment income (loss)(1)	(0.07)	(0.26)	(0.08)	0.01 (2)	0.08	0.02
Net realized and unrealized
gain (loss) on investments	(13.80)	9.98	7.99	2.70	2.50	4.20
Total from investment operations	(13.87)	9.72	7.91	2.71	2.58	4.22

Less distributions from:
Net investment income	—	—	(0.02)	(0.06)	—	(0.02)
Net realized gains	(6.09)	(1.94)	(1.02)	(2.60)	(0.12)	(0.07)
Total distributions	(6.09)	(1.94)	(1.04)	(2.66)	(0.12)	(0.09)
Net asset value, end of period	$18.57	$38.53	$30.75	$23.88	$23.83	$21.37

Total Return(3)	-40.26%	31.80%	34.36%	14.02%	12.13%	24.59%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$644,561	$1,016,051	$650,845	$452,234	$197,538	$162,033

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(4)	0.82%	0.82%	0.85%	0.87%	0.89%	0.93%
After expense
waiver/recoupment(4)	0.82%	0.82%	0.87%	0.87%	0.87%	0.87%

Ratio of net investment income (loss)
to average net assets:
After expense
waiver/recoupment(4)	(0.54)%	(0.84)%	(0.30)%	0.04%	0.33%	0.10%

Portfolio Turnover(3)(5)	48%	56%	49%	35%	47%	23%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$38.48	$30.73	$23.89	$23.81	$21.37	$17.24

Investment operations:
Net investment income (loss)(1)	(0.08)	(0.29)	(0.10)	(0.01)	0.06	0.01
Net realized and unrealized
gain (loss) on investments	(13.79)	9.98	7.98	2.74	2.50	4.21
Total from investment operations	(13.87)	9.69	7.88	2.73	2.56	4.22

Less distributions from:
Net investment income	—	—	(0.02)	(0.05)	—	(0.02)
Net realized gains	(6.09)	(1.94)	(1.02)	(2.60)	(0.12)	(0.07)
Total distributions	(6.09)	(1.94)	(1.04)	(2.65)	(0.12)	(0.09)
Net asset value, end of period	$18.52	$38.48	$30.73	$23.89	$23.81	$21.37

Total Return(2)	-40.32%	31.71%	34.20%	14.08%	12.04%	24.50%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$495,856	$1,039,786	$725,204	$499,461	$297,023	$211,787

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(3)	0.91%	0.91%	0.93%	0.95%	0.97%	0.99%
After expense
waiver/recoupment(3)	0.91%	0.91%	0.95%	0.95%	0.95%	0.92%

Ratio of net investment income (loss)
to average net assets:
After expense
waiver/recoupment(3)	(0.63)%	(0.76)%	(0.39)%	(0.04)%	0.26%	0.04%

Portfolio Turnover(2)(4)	48%	56%	49%	35%	47%	23%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$37.93	$30.39	$23.68	$23.67	$21.30	$17.23

Investment operations:
Net investment loss(1)	(0.11)	(0.38)	(0.17)	(0.07)	— (2)	(0.05)
Net realized and unrealized
gain (loss) on investments	(13.56)	9.86	7.91	2.70	2.49	4.21
Total from investment operations	(13.67)	9.48	7.74	2.63	2.49	4.16

Less distributions from:
Net investment income	—	—	(0.01)	(0.02)	—	(0.02)
Net realized gains	(6.09)	(1.94)	(1.02)	(2.60)	(0.12)	(0.07)
Total distributions	(6.09)	(1.94)	(1.03)	(2.62)	(0.12)	(0.09)
Net asset value, end of period	$18.17	$37.93	$30.39	$23.68	$23.67	$21.30

Total Return(3)	-40.38%	31.36%	33.88%	13.69%	11.75%	24.12%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$50,339	$107,135	$78,325	$78,819	$68,451	$4,935

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(4)	1.16%	1.17%	1.20%	1.22%	1.24%	1.28%
After expense
waiver/recoupment(4)	1.16%	1.17%	1.22%	1.22%	1.22%	1.22%

Ratio of net investment loss
to average net assets:
After expense
waiver/recoupment(4)	(0.88)%	(1.02)%	(0.65)%	(0.31)%	(0.02)%	(0.25)%

Portfolio Turnover(3)(5)	48%	56%	49%	35%	47%	23%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Funds

Notes to the Financial Statements (Unaudited)
April 30, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square Global Growth Fund (“Global Growth Fund”), Jackson Square International Growth Fund (“International Growth Fund”), Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Global Growth Fund is a diversified series with its own investment objectives and policies within the Trust.  The International Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds offer three different share classes – Investor Class, Institutional Class, and IS Class. The Global Growth Fund currently offers the IS Class shares and Institutional Class shares, each of which commenced operations on September 19, 2016, and Investor Class shares, which commenced operations on August 31, 2021. The International Growth Fund currently offers the IS Class shares, which commenced operations on September 19, 2016, the Institutional Class shares, which commenced operations on December 28, 2020, and the Investor Class shares, which commenced operations on August 31, 2021.  The Large-Cap Growth Fund currently offers the IS Class shares (previously known as Class R6, prior to April 16, 2021), which commenced operations on May 1, 2016, the Institutional Class shares which commenced operations on February 3, 1994, and the Investor Class shares (previously known as Class A shares before April 16, 2021), which commenced operations on December 3, 1993. Effective April 16, 2021, the Large-Cap Growth Fund cased offering Class C and Class R shares. The remaining Class C and Class R shares were converted to Investor Class shares at the close of business on April 16, 2021.  The SMID-Cap Growth Fund currently offers the IS Class shares, which commenced operations on November 1, 2005, the Institutional Class shares which commenced operations on September 16, 2016, and the Investor Class shares, which commenced operations on September 19, 2016. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, 12b-1 fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.10% shareholder servicing fee.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% shareholder servicing fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.

Effective April 16, 2021, as the result of a tax-free reorganization, the Delaware U.S. Growth Fund (the “Predecessor Fund”), a series of the Delaware Group® Adviser Funds (“Delaware Funds”), a registered open-end management investment company, was transferred into the Trust. The plan of reorganization was approved by the shareholders of the Predecessor Fund on March 23, 2021. Effective April 16, 2021, the Predecessor Fund was renamed the Jackson Square Large-Cap Growth Fund. The shares of the Predecessor were exchanged pro rata as follows:

Predecessor Fund Share Class	Large-Cap Growth Fund Share Class
Class A	Investor Class
Class C	Investor Class
Class R	Investor Class
Institutional Class	Institutional Class
Class R6	IS Class

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Large-Cap Growth Fund reflects the operation of the Predecessor Fund for the periods prior to the reorganization date.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Predecessor Fund was as follows:

Net Assets	Fair Value of Investments	Net Unrealized Appreciation
$2,835,578,449	$2,837,967,769	$1,095,203,433

At the date of reorganization, fund shares outstanding totaled 98,588,343 for the Predecessor Fund.

In connection with the reorganization, the net assets of the original Jackson Square Large-Cap Growth Fund (the “Acquired Fund”) were acquired by the Large-Cap Growth Fund (the “Acquiring Fund”) as of the close of business April 16, 2021. The Acquired Fund commenced operations on November 1, 2005. The purpose of the transaction was to combine two funds managed by Jackson Square Partners, LLC (the “Adviser”) with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all shares of the Acquired Fund for shares of the Large-Cap Growth Fund as described in the table on the previous page. For financial reporting purposes, the Large-Cap Growth Fund (Predecessor Fund) is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Fund. The assets received and shares issued by the Large-Cap Growth Fund were recorded at fair value; and, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Large-Cap Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Acquired Fund on the merger date are included below:

Acquired Fund
Net Assets – IS Class	$79,071,717
Shares outstanding – IS Class	6,383,238
Net asset value – IS Class	$29.41
Net Assets – Institutional Class	$1,272,275
Shares outstanding – Institutional Class	102,357
Net asset value – Institutional Class	$29.09
Net Assets – Investor Class	$70,894
Shares outstanding – Investor Class	5,763
Net asset value – Investor Class	$24.84
Investments at fair value	$80,428,536
Unrealized appreciation	$29,319,964
Tax capital loss carryforward	—

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

Acquiring Fund
Net assets immediately prior to merger	$2,835,578,449
Net assets immediately after merger	$2,915,993,335
Fund shares issued in exchange for Acquired Fund – IS Class	2,688,603
Exchange rate for shares issued – IS Class	0.42119732
Fund shares issued in exchange for Acquired Fund – Institutional Class	43,736
Exchange rate for shares issued – Institutional Class	0.42728552
Fund shares issued in exchange for Acquired Fund – Investor Class	2,854
Exchange rate for shares issued – Investor Class	0.49526987

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Large-Cap Growth Fund’s statement of operations since April 16, 2021.

Assuming the merger had been completed on November 1, 2020, the beginning of the annual reporting period of the Large-Cap Growth Fund, the Large-Cap Growth Fund’s pro forma results of operations for the year ended October 31, 2021, are as follows:

Net investment loss	$(13,427,859)
Net realized and unrealized gain on investments	$831,191,109
Total increase from operations	$817,763,250

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2022, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended April 30, 2022, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2018.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Prior to April 16, 2021, 12b-1 fees were expensed at 1.00% and 0.50% of the average daily net assets of the Class C and Class R, respectively, shares of the Large-Cap Growth Fund. Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities, Brazilian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following tables are a summary of the inputs used to value each Fund’s securities as of April 30, 2022:

Global Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$7,454,795	$3,430,855	$—	$10,885,650
Short-Term Investment	413,433	—	—	413,433
Total Investments in Securities	$7,868,228	$3,430,855	$—	$11,299,083

International Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,874,550	$3,998,432	$—	$6,872,982
Short-Term Investment	119,248	—	—	119,248
Total Investments in Securities	$2,993,798	$3,998,432	$—	$6,992,230

Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$424,839,485	$—	$—	$424,839,485
Short-Term Investment	12,132,036	—	—	12,132,036
Total Investments in Securities	$436,971,521	$—	$—	$436,971,521

SMID-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,175,852,075	$—	$—	$1,175,852,075
Short-Term Investment	7,643,373	—	—	7,643,373
Total Investments in Securities	$1,183,495,448	$—	$—	$1,183,495,448

Refer to the Schedules of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the “Adviser” to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Global Growth Fund	0.75%
International Growth Fund	0.80%
Large-Cap Growth Fund	0.55% on assets up to $2.5 billion
0.525% on assets between $2.5 billion and $5 billion
0.50% on assets greater than $5 billion
SMID-Cap Growth Fund	0.75%

Prior to December 28, 2020, the monthly management fee for the Global Growth Fund and International Growth Fund was equal to 0.80% and 0.65% of the daily net assets of each Fund, respectively.

Prior to April 16, 2021, Delaware Management Company (“DMC”) served as the investment manager of the Predecessor Fund and the Adviser served as the investment sub-adviser. DMC was entitled to receive an annual advisory fee based on the average daily net assets of the Predecessor Fund at 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. The sub-adviser fees were paid by DMC.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
Global Growth Fund	0.98%
International Growth Fund	0.99%
Large-Cap Growth Fund	0.64%
SMID-Cap Growth Fund	0.87%

Prior to December 28, 2020, the annual operating expense limitation for the International Growth Fund and Global Growth Fund was equal to 0.90% and 1.05% of the daily net assets of each Fund, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. During the period ended April 30, 2022, the Adviser was able to recoup $139 from the Large-Cap Growth Fund relating to fees waived in the current fiscal year. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	May 2022 –	November 2022 –	November 2023 –	November 2024 –
Fund	October 2022	October 2023	October 2024	April 2025
Global Growth Fund	$54,405	$108,254	$123,096	$78,475
International Growth Fund	47,151	97,056	132,944	84,621
Large-Cap Growth Fund	—	—	—	17,003
SMID-Cap Growth Fund	—	—	—	—

Prior to April 16, 2021, DMC had contractually agreed to limit its fees or reimburse expenses (excluding Rule 12b-1 fees, taxes, interest acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) to ensure total annual operating expenses do not exceed 0.84% of the average daily net assets of Class A, Class C, Class R and Institutional Class shares, and 0.62% of the Class R6 shares. Waived fees and reimbursed expenses subject to potential recovery during the months that DMC served as investment manager are not eligible for recoupment.

Prior to April 16, 2021, Delaware Investments Fund Services Company (“DIFSC”), an affiliate of DMC, was the Administrator, Fund Accountant and Transfer Agent for the Predecessor Fund. For the period November 1, 2020 through April 16, 2021, the Predecessor Fund was charged $44,527 and $108,437 for Administration and Fund Accounting fees and Transfer Agent fees, respectively.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended April 30, 2022, are disclosed in the Statements of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended April 30, 2022, the Investor Class of the Funds incurred expenses pursuant to the Plan as follows:

Fund
Global Growth Fund	$1
International Growth Fund	1
Large-Cap Growth Fund	163,765
SMID-Cap Growth Fund	88,642

Prior to April 16, 2021, pursuant to a distribution agreement and distribution plan, the Predecessor Fund paid Delaware Distributors, LP (“DDLP”), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C and Class R shares, respectively. The fees were calculated daily and paid monthly. For the period November 1, 2020 through April 16, 2021, Class A, Class C and Class R incurred expenses of $184,638, $136,085 and $13,554 respectively, pursuant to the Plan.

For the period November 1, 2020 through April 16, 2021, DDLP earned $8,315 for commissions on sales of the Predecessor Fund’s Class A shares. For the same period, DDLP received gross CDSC commissions of $13 and $595 of the Predecessor Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

The Funds have entered into a Shareholder Servicing Plan Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions,

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended April 30, 2022, Funds incurred Shareholder Servicing Plan fees as follows:

Fund	Institutional Class	Investor Class
Global Growth Fund	$214	$1
International Growth Fund	68	—
Large-Cap Growth Fund	209,429	16,377
SMID-Cap Growth Fund	35,457	344,374

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Global Growth Fund		International Growth Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021
IS Class:
Shares sold	12,615	10,951	16,848	111,223
Shares issued in reinvestment
of distributions	61,706	10,201	115,922	8,992
Shares redeemed	(15,225)	(50,234)	(24,114)	(51,749)
Net increase (decrease)
in capital shares	59,096	(29,082)	108,656	68,466
Institutional Class(1):
Shares sold	—	6,436	4,097	6,578
Shares issued in reinvestment
of distributions	1,723	89	1,947	—
Shares redeemed	(3,497)	(170)	(4,921)	(2,896)
Net increase	(1,774)	6,355	1,123	3,682
Investor Class(2):
Shares sold	—	27	—	27
Shares issued in reinvestment
of distributions	5	—	12	—
Shares redeemed	—	—	—	—
Net increase	5	27	12	27
Net increase (decrease)
in capital shares	57,327	(22,700)	109,791	72,175

(1)	The International Growth Institutional Class launched on December 28, 2020.
(2)	The International Growth and Global Growth Investor Class launched on August 31, 2021.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

	Large-Cap Growth Fund
	Period Ended	Year Ended
	April 30, 2022	October 31, 2021
IS Class(1):
Shares sold	4,579,897	48,909,128
Shares issued in connection with acquisition (See Note 1)	—	2,688,603
Shares issued in reinvestment of distributions	10,561,857	34,255
Shares redeemed	(3,412,265)	(21,937,641)
Shares redeemed in-kind	(38,083,289)	—
Net increase	(26,353,800)	29,694,345
Institutional Class:
Shares sold	1,304,334	13,868,211
Shares issued in connection with acquisition (See Note 1)	—	43,736
Shares issued in reinvestment of distributions	5,756,792	16,410,026
Shares redeemed	(30,550,745)	(68,664,689)
Net decrease	(23,489,619)	(38,342,716)
Investor Class(2):
Shares sold	72,928	794,359
Shares issued in connection with acquisition (See Note 1)	—	2,854
Shares issued in reinvestment of distributions	2,595,893	1,335,379
Shares issued in exchange for Class C shares	—	1,058,645
Shares issued in exchanges for Class R shares	—	218,468
Shares redeemed	(1,617,650)	(2,532,790)
Net increase	1,051,171	876,915
Class C(3):
Shares sold	—	38,990
Shares issued in reinvestment of distributions	—	425,030
Shares exchanged for Investor Class shares	—	(1,445,946)
Shares redeemed	—	(453,376)
Net decrease	—	(1,435,302)
Class R(4):
Shares sold	—	8,512
Shares issued in reinvestment of distributions	—	56,401
Shares exchanged for Investor Class shares	—	(238,775)
Shares redeemed	—	(67,049)
Net decrease	—	(240,911)
Net increase (decrease) in capital shares	(48,792,248)	(9,447,669)

(1)	The IS Class was previously known as Class R6 prior to April 16, 2021.
(2)	The Investor Class was previously known as Class A prior to April 16, 2021.
(3)	Class C shares converted to Investor Class shares on April 16, 2021.
(4)	Class R shares converted to Investor Class shares on April 16, 2021.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

	SMID-Cap Growth Fund
	Period Ended	Year Ended
	April 30, 2022	October 31, 2021
IS Class:
Shares sold	5,370,656	7,870,039
Shares issued in reinvestment of distributions	5,810,340	1,053,265
Shares redeemed	(2,844,113)	(3,721,610)
Net increase	8,336,883	5,201,694
Institutional Class:
Shares sold	7,400,276	7,978,622
Shares issued in reinvestment of distributions	5,491,355	1,213,375
Shares redeemed	(13,142,847)	(5,765,015)
Net increase	(251,216)	3,426,982
Investor Class:
Shares sold	260,720	1,128,873
Shares issued in reinvestment of distributions	648,785	140,480
Shares redeemed	(963,843)	(1,021,915)
Net increase (decrease)	(54,338)	247,438
Net increase in capital shares	8,031,329	8,876,114

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended April 30, 2022, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Growth Fund	$—	$—	$1,981,745	$2,804,825
International Growth Fund	—	—	1,676,637	1,879,573
Large-Cap Growth Fund	—	—	269,139,553	1,124,424,665	*
SMID-Cap Growth Fund	—	—	732,626,605	807,655,660

*	Sales for the Large-Cap Growth Fund exclude securities redeemed in-kind of $631,793,016.

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2021, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net Unrealized	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Global Growth Fund	$6,902,158	$(500,387)	$6,401,771	$10,526,191
International Growth Fund	2,139,229	(1,086,242)	1,052,987	10,558,722
Large-Cap Growth Fund	962,093,868	(77,152,745)	884,941,123	1,489,599,684
SMID-Cap Growth Fund	599,059,217	(154,556,086)	444,503,131	1,717,385,527

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

At October 31, 2021, the components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net	Total
	Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Fund	Income	Capital Gains	Gains (Losses)	Appreciation	Earnings
Global Growth Fund	$642,762	$1,643,748	$(74)	$6,401,771	$8,670,207
International Growth Fund	1,641,526	1,588,176	(38)	1,052,987	4,282,651
Large-Cap Growth Fund	21,477,448	375,477,387	—	884,941,123	1,281,895,958
SMID-Cap Growth Fund	—	315,991,796	(2,544,520)	444,503,131	747,950,407

As of October 31, 2021, the Funds had no capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2021, the Funds did not defer any post-October losses. The SMID-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $2,559,513.

The tax character of distributions paid during the period ended April 30, 2022, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Global Growth Fund	$624,766	$1,643,750	$2,268,516
International Growth Fund	1,641,526	1,588,177	3,229,703
Large-Cap Growth Fund	21,477,895	375,477,649	396,955,544
SMID-Cap Growth Fund	—	315,991,837	315,991,837

The tax character of distributions paid during the year ended October 31, 2021, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Global Growth Fund	$22,804	$384,621	$407,425
International Growth Fund	—	381,666	381,666
Large-Cap Growth Fund	3,743,264	12,597,530	16,340,794
SMID-Cap Growth Fund	6,175,803	87,775,874	93,951,677

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The Large-Cap Growth Fund and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $75,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 22, 2022. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 3.50% as of April 30, 2022. The interest rate during the period was between 3.25% and 3.50%. The Funds have authorized the Custodian. to charge any of the accounts of the Funds for any missed payments. For the period ended April 30, 2022, the Funds did not have any borrowings under the LOC.

Prior to April 16, 2021, the Predecessor Fund, along with other Funds in the Delaware Funds (“Participants”) was a participant in a $250,000,000 revolving line of credit (“Agreement”) intended to be used for temporary or

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

emergency purposes as an additional source of liquidity to fund redemptions of investor class shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Predecessor Fund, along with other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. The line of credit available under the Agreement expired November 1, 2021.

The Predecessor Fund had no amounts outstanding during the period November 1, 2020 through April 16, 2021.

10.  SECTOR RISKS

As of April 30, 2022, the Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund had a significant portion of their assets invested in the information technology sector. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

As of April 30, 2022, the International Growth Fund has a significant portion of its assets invested in the industrials sector. The industrials sector may be more sensitive to changes in supply and demand, government regulations, world events, and economic conditions.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2022, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Global Growth Fund	Charles Schwab, for the benefit of its customers	40.58%
International Growth Fund	Charles Schwab, for the benefit of its customers	46.67%
Large-Cap Growth Fund	Edward Jones, for the benefit of its customers	33.53%
SMID-Cap Growth Fund	National Financial Services, for the benefit of its customers	30.60%

12.  REGULATORY UPDATE

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements, if any.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

13.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and long-term impact on economies, markets, industries and individual issuers, are not known. The operational and finance performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Jackson Square Funds

Additional Information (Unaudited)
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Jackson Square Partners, LLC (“JSP” or the “Adviser”) the Jackson Square Global Growth Fund, the Jackson Square International Growth Fund, the Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 11, 2022, the Trustees received and considered information from JSP and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by JSP with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by JSP; (3) the costs of the services provided by JSP and the profits realized by JSP from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to JSP resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Funds.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of JSP, and the Support Materials, the Board concluded that the overall arrangements between the Trust and JSP set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that JSP performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that JSP provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions that JSP effects on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; and (6) monitoring and maintaining each

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees considered Jackson Square’s assets under management, which were $18.7 billion as of September 30, 2021, and reviewed Jackson Square’s audited statements of financial condition for the year ended December 31, 2020. In that regard, the Trustees concluded that Jackson Square had sufficient resources to support the portfolio management team in its implementation of the Fund’s principal investment strategies. The Trustees then considered the Funds’ portfolio managers and noted each portfolio manager’s extensive portfolio management and security research and analysis experience. The Trustees concluded that they were satisfied with the nature, extent and quality of services that JSP provides to each of the Funds under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of JSP. In assessing the quality of the portfolio management delivered by JSP, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s respective peer group of funds according to Morningstar classifications, and as compiled by Barrington Partners (each a “Morningstar BP Cohort”), and each Fund’s respective composite of separate accounts that JSP manages utilizing a similar investment strategy. When comparing each Fund’s performance against its respective Morningstar BP Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group.

•
Jackson Square Global Growth Fund. The Trustees noted the Fund had outperformed the Morningstar BP Cohort average for the five-year period ended September 30, 2021, but underperformed the Morningstar BP Cohort average for the year-to-date, one-year and three-year periods ended September 30, 2021. The Trustees also observed that the Fund had outperformed its benchmark index over the three-year, five-year and since inception periods ended December 31, 2020, but underperformed the benchmark index for the year-to-date period ended September 31, 2021 and the one-year period ended December 31, 2020. The Trustees also considered that the Fund had achieved positive total returns in each reviewed period since inception and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square International Growth Fund. In assessing the quality of the portfolio management to be delivered by JSP under the Investment Advisory Agreement, the Trustees would normally review the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index and the Fund’s Morningstar BP Cohort. In this regard the Trustees noted that the Fund had changed its strategy from an all-cap growth strategy to an international growth strategy in December 2020. The Trustees noted that Fund underperformed its benchmark index for the year-to-date period ended September 30, 2021. In addition, the Trustees observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over the same period.

•
Jackson Square Large-Cap Growth Fund. The Trustees noted the Fund had underperformed the Morningstar BP Cohort average for the one-year, three-year, five-year and ten-year period ended September 30, 2021, but was generally in line with the performance of the Morningstar BP Cohort. The Trustees also noted that the Fund had underperformed its benchmark index over all periods reviewed. The Trustees considered that the Fund had achieved positive total returns for each reviewed period and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

•
Jackson Square SMID-Cap Growth Fund. The Trustees noted that the Fund had outperformed its Morningstar BP Cohort average over the three-year period ended September 30, 2021, but slightly underperformed the Morningstar BP Cohort average for the one-year and five-year periods ended September 30, 2021. The Trustees also noted that the Fund had outperformed its benchmark index for the three-year, five-year, ten-year and since inception periods ended December 31, 2020, but underperformed the benchmark index for the year-to-date period ended September 30, 2021, and the one-year period ended December 31, 2020. The Trustees also observed that the Fund’s performance was consistent over the long-term with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to JSP under the Investment Advisory Agreement, as well as JSP’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2021. In that regard, the Trustees considered the effect of an expense limitation agreement on JSP’s compensation and that JSP had contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus. The Trustees noted that as a consequence of the expense limitation agreement, JSP had waived its entire management fee for the Jackson Square Global Growth Fund and Jackson Square International Growth Fund and a portion of the management fee for the Jackson Square Large-Cap Growth Fund. The Trustees further noted that JSP had begun to recoup a portion of the previously waived management fees for the Jackson Square SMID-Cap Growth Fund. With respect to the Jackson Square International Growth Fund and Jackson Square Global Growth Fund, the Trustees noted that after giving effect to the expense limitation agreement, the relationship had not been profitable to JSP during the 12-month period ended September 30, 2021. In that regard, the Trustees determined that JSP had adequate resources to support the portfolio management of the Global Growth Fund and International Growth Fund and plans to grow assets in those Funds which may lead to the relationships being profitable for JSP in the future. The Trustees also agreed to continue to review each Fund’s profitability as part of its annual review of the investment advisory contract with JSP. The Trustees noted that the relationship with the Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund had been profitable. The Trustees then considered that the management fee JSP charges to separately managed accounts with similar investment strategies to the Jackson Square Global Growth Fund are equal to or below the fees charged to the Fund, and the management fees that JSP charges to the Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund are within the range of fees charged to separately managed accounts with similar investment strategies to the corresponding Fund. The Trustees took into account that JSP has additional responsibilities with respect to the Funds, including additional compliance obligations, greater cash management responsibilities and increased trading. The Trustees concluded that JSP’s service relationships with the Jackson Square International Growth Fund and Jackson Square Global Growth Fund were not profitable to JSP but that the relationships with the other Funds each yield a reasonable profit.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in corresponding Morningstar peer group. The Trustees noted:

•
Jackson Square Global Growth Fund. The Fund’s management fee was just below the Morningstar BP Cohort average. The total expenses of the Institutional Class of the Fund (after fee waivers and expense reimbursements) were above the Morningstar BP Cohort average but within the range of expenses in the peer group.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

•
Jackson Square International Growth Fund. The Fund’s contractual management fee was below the Morningstar BP Cohort average. The Trustees noted that although the total expense ratio (after fee waivers and expense reimbursements) of the Institutional Class shares of the Fund were not directly compared against the Morningstar BP Cohort, the Trustees observed that the total expense ratio (after fee waivers and expense reimbursements) would be above the Morningstar BP Cohort average but within the range of expense ratios for funds within the Morningstar BP Cohort.

•
Jackson Square Large-Cap Growth Fund. The Fund’s management fee was below the Morningstar BP Cohort average. The total expenses of the IS Class and Institutional Class of the Fund (after fee waivers and expense reimbursements) were below the Morningstar BP Cohort average. The total expenses of the Investor Class of the Fund (after fee waivers and expense reimbursements) were above the Morningstar BP Cohort average.

•
Jackson Square SMID-Cap Growth Fund. The Fund’s management fee was below the Morningstar BP Cohort average. The total expenses of the Fund’s IS and Institutional Classes were below the Morningstar BP Cohort average. The total expenses of the Fund’s Investor Class were above the Morningstar BP Cohort average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s advisory fee with respect to each Fund continues to be reasonable.

Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees took into account the fact that JSP had agreed to consider breakpoints in the future in response to asset growth in each of the Funds, but had noted concerns about potential capacity constraints associated with the Jackson Square SMID-Cap Growth Fund. The Trustees noted that other than the capacity-constrained Jackson Square SMID-Cap Growth Fund, the asset levels of the other Funds were such that it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that JSP realizes a soft dollar benefit with respect to portfolio transactions of the Funds. The Trustees noted that JSP does not use affiliated brokers to execute the portfolio transactions of the Funds. The Trustees considered that JSP may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that JSP does not receive any additional material benefits from its relationship with the Funds.

Jackson Square Funds

Additional Information (Unaudited) – Continued
April 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-844-577-3863.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-577-3863.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-844-577-3863, or (2) on the SEC’s website at www.sec.gov.

Jackson Square Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
Jackson Square Partners, LLC
One Letterman Drive
Building A, Suite A3-200
San Francisco, California 94129

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Administrator, Fund Accountant
And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 7, 2022

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    July 7, 2022